Schedule of detailed information about impact on equity (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023
InformationAboutImpactOnEquityLineItems [Line Items]
Retained earnings and profit and loss	€ (239,816)		€ (222,793)
Non-controlling interests	4,343
Total equity	€ 20,505	€ 15,237	€ 2,731	€ 2,731
Previously stated [member]
InformationAboutImpactOnEquityLineItems [Line Items]
Convertible note reserve		29
Retained earnings and profit and loss		(236,436)
Non-controlling interests		(2,091)
Total equity		10,699
Currently stated [member]
InformationAboutImpactOnEquityLineItems [Line Items]
Convertible note reserve		24
Retained earnings and profit and loss		(237,985)
Non-controlling interests		3,999
Total equity		15,236
Increase (decrease) due to corrections of prior period errors [member]
InformationAboutImpactOnEquityLineItems [Line Items]
Convertible note reserve		5
Retained earnings and profit and loss		(1,549)
Non-controlling interests		6,090
Total equity		€ 4,537